Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.6%
Aerospace & Defense — 3.1%
Curtiss-Wright Corp.	2,287	$725,596
RTX Corp.	32,745	4,337,403
		5,062,999
Agriculture — 4.8%
Philip Morris International, Inc.	48,412	7,684,437
Apparel — 1.3%
NIKE, Inc., Class B	31,831	2,020,632
Auto Manufacturers — 0.6%
PACCAR, Inc.	10,346	1,007,390
Auto Parts & Equipment — 1.1%
Allison Transmission Holdings, Inc.	9,927	949,716
BorgWarner, Inc.	28,523	817,184
		1,766,900
Banks — 7.7%
Citigroup, Inc.	61,160	4,341,748
JPMorgan Chase & Co.	21,783	5,343,370
Wells Fargo & Co.	37,516	2,693,274
		12,378,392
Biotechnology — 6.0%
Gilead Sciences, Inc.	36,254	4,062,261
Regeneron Pharmaceuticals, Inc.	6,432	4,079,367
United Therapeutics Corp.*	4,672	1,440,237
		9,581,865
Chemicals — 1.7%
CF Industries Holdings, Inc.	20,027	1,565,110
PPG Industries, Inc.	10,954	1,197,820
		2,762,930
Commercial Services — 3.8%
FTI Consulting, Inc.*	5,306	870,608
Robert Half, Inc.	14,171	773,028
S&P Global, Inc.	8,898	4,521,074
		6,164,710
Computers — 2.8%
Accenture PLC, Class A	14,340	4,474,654
Diversified Financial Services — 1.0%
Mastercard, Inc., Class A	2,980	1,633,398
Electrical Components & Equipment — 1.4%
Generac Holdings, Inc.*	17,367	2,199,531
Electronics — 1.3%
Allegion PLC	7,853	1,024,502
nVent Electric PLC	19,430	1,018,521
		2,043,023
Environmental Control — 1.4%
Veralto Corp.	23,653	2,304,985
Healthcare Products — 1.7%
GE HealthCare Technologies, Inc.	33,000	2,663,430
	Number of Shares	Value†

Healthcare Services — 4.5%
Elevance Health, Inc.	7,979	$3,470,546
HCA Healthcare, Inc.	4,508	1,557,739
Quest Diagnostics, Inc.	12,902	2,183,019
		7,211,304
Insurance — 7.7%
Axis Capital Holdings Ltd.	33,433	3,351,324
Berkshire Hathaway, Inc., Class B*	12,981	6,913,421
MetLife, Inc.	17,613	1,414,148
MGIC Investment Corp.	29,902	740,971
		12,419,864
Investment Companies — 0.7%
Blackstone Secured Lending Fund	34,304	1,110,077
Iron & Steel — 1.1%
Steel Dynamics, Inc.	13,585	1,699,212
Machinery — Diversified — 2.7%
Cactus, Inc., Class A	7,230	331,351
Dover Corp.	3,217	565,163
Otis Worldwide Corp.	14,840	1,531,488
Westinghouse Air Brake Technologies Corp.	10,315	1,870,625
		4,298,627
Media — 1.4%
Comcast Corp., Class A	62,245	2,296,840
Oil & Gas — 7.3%
Chevron Corp.	16,920	2,830,547
ConocoPhillips	18,868	1,981,517
EOG Resources, Inc.	29,691	3,807,574
Helmerich & Payne, Inc.	24,972	652,269
Phillips 66	20,102	2,482,195
		11,754,102
Packaging and Containers — 0.5%
Sealed Air Corp.	29,117	841,481
Pharmaceuticals — 6.9%
Cencora, Inc.	13,049	3,628,796
Johnson & Johnson	33,301	5,522,638
Roche Holding AG, ADR	46,800	1,925,820
		11,077,254
Retail — 10.5%
Casey's General Stores, Inc.	5,271	2,287,825
Dick's Sporting Goods, Inc.	8,809	1,775,542
Lululemon Athletica, Inc.*	4,006	1,133,938
MSC Industrial Direct Co., Inc., Class A	10,502	815,690
Ross Stores, Inc.	11,062	1,413,613
Starbucks Corp.	21,348	2,094,025
Ulta Beauty, Inc.*	5,597	2,051,525
Walmart, Inc.	60,880	5,344,655
		16,916,813
Semiconductors — 5.6%
Intel Corp.	78,462	1,781,872

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.	17,307	$1,258,219
QUALCOMM, Inc.	3,316	509,371
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,289	2,039,974
Texas Instruments, Inc.	19,151	3,441,434
		9,030,870
Software — 5.7%
Electronic Arts, Inc.	17,496	2,528,522
Fiserv, Inc.*	24,972	5,514,567
Nice Ltd., ADR*	7,370	1,136,233
		9,179,322
Transportation — 2.3%
CSX Corp.	40,750	1,199,272
J.B. Hunt Transport Services, Inc.	16,911	2,501,982
		3,701,254
TOTAL COMMON STOCKS (Cost $132,269,509)		155,286,296

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Storage & Warehousing — 0.9%
Public Storage (Cost $1,234,205)	4,637	1,387,808

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $3,760,552)	3,760,552	3,760,552
TOTAL INVESTMENTS — 99.8% (Cost $137,264,266)		$160,434,656
Other Assets & Liabilities — 0.2%		279,392
TOTAL NET ASSETS — 100.0%		$160,714,048

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.

Country Weightings as of 3/31/2025††
United States	90%
Ireland	3
Bermuda	2
Taiwan	1
Switzerland	1
Israel	1
Canada	1
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2025.

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